Stock Compensation (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Grant of options to purchase (in shares)	592,168
Stock dividend (in percent)	4.00%
Stock based compensation expense	$ 10,000	$ 20,000	$ 19,000
Total unrecognized compensation expense related to non-vested stock awards	$ 20,000
Weighted average period is expected to be recognized	6 months 26 days